PROPERTY AND EQUIPMENT - Equipment units under modernization program (Details) RM in Millions, $ in Millions, $ in Millions, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 MYR (RM)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)
Equipment units under modernization program
Proceeds from insurance claims	$ (11)	Rp (155)	Rp (60)	Rp (119)
Property and equipment			114,230	103,455						$ 9,572	Rp 129,872
Assets held for sale			3							1	10
Property and equipment excluding land rights insured amount							$ 211	$ 3	RM 37	$ 64	11,449
First loss basis											2,760
Pledged as collateral under lending agreements											9,721
Depreciated property and equipment still used in operations											Rp 53,407
Lease term	10 years	10 years
Property under construction
Equipment units under modernization program
Interest capitalized		Rp 328	444	328
Foreign exchange loss capitalized		0	0	0
Percentage of completion of property under construction							67.24%	67.24%	67.24%	67.24%	67.24%
Lost and broken equipment
Equipment units under modernization program
Proceeds from insurance claims		155	77	119
Property and equipment			19	Rp 35							Rp 7
Property and equipment excluding land rights
Equipment units under modernization program
Property and equipment											118,198
Telkom-1 Satellite
Equipment units under modernization program
Acquistion cost and accumulated depreciation											1,165
NSN OY and PT Huawei Tech Investment
Equipment units under modernization program
Assets held for sale											10
Ericsson AB and Huawei
Equipment units under modernization program
Property plant and equipment exchanged			636
Network Indonesia
Equipment units under modernization program
Property plant and equipment exchanged		816
Telkomsel
Equipment units under modernization program
Property and equipment											3,115
Depreciation expense		459
Telkomsel | Less than one year
Equipment units under modernization program
Increase (decrease) in profit and loss due to plant and equipment		47
Telkomsel | Buildings and Transmissions
Equipment units under modernization program
Reduction in depreciation expense		198
Telkomsel | Buildings and Transmissions | Less than one year
Equipment units under modernization program
Increase (decrease) in profit and loss due to plant and equipment		135
Telkomsel | Buildings
Equipment units under modernization program
Estimated useful lives of property and equipment					40 years	20 years
Telkomsel | Transmissions
Equipment units under modernization program
Estimated useful lives of property and equipment						10 years
Telkomsel | Copper cable network asset
Equipment units under modernization program
Property and equipment			3
Property plant and equipment exchanged		Rp 1
Telkomsel | Fiber optic network asset
Equipment units under modernization program
Property and equipment			Rp 801								Rp 506
Minimum | Property under construction
Equipment units under modernization program
Interest capitalized rate	8.15%	8.15%	10.20%	6.84%
Minimum | Buildings
Equipment units under modernization program
Estimated useful lives of property and equipment	15 years	15 years
Minimum | Satellite, earth station and equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	3 years	3 years
Minimum | Telkomsel
Equipment units under modernization program
Estimated useful lives of property and equipment	10 years	10 years
Minimum | Telkomsel | Transmissions
Equipment units under modernization program
Estimated useful lives of property and equipment					15 years
Maximum | Property under construction
Equipment units under modernization program
Interest capitalized rate	11.00%	11.00%	11.00%	11.00%
Maximum | Buildings
Equipment units under modernization program
Estimated useful lives of property and equipment	40 years	40 years
Maximum | Satellite, earth station and equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	20 years	20 years
Maximum | Telkomsel
Equipment units under modernization program
Estimated useful lives of property and equipment	45 years	45 years
Maximum | Telkomsel | Transmissions
Equipment units under modernization program
Estimated useful lives of property and equipment					20 years